Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock And Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation
Balances at May. 30, 2010	$ 1,894.0	$ 2,297.9	$ 2,621.9	$ (2,943.5)	$ (71.1)	$ (11.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	476.3		476.3
Other comprehensive income	11.3				11.3
Dividends declared	(176.3)		(176.3)
Stock option exercises	55.7	53.1		2.6
Stock-based compensation	33.9	33.9
ESOP note receivable repayments	1.8					1.8
Income tax benefits credited to equity	17.7	17.7
Repurchases of common stock	(385.5)			(385.5)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.3	6.2		1.1
Balances at May. 29, 2011	1,936.2	2,408.8	2,921.9	(3,325.3)	(59.8)	(9.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	475.5		475.5
Other comprehensive income	(86.8)				(86.8)
Dividends declared	(224.6)		(224.6)
Stock option exercises	62.9	59.4		3.5
Stock-based compensation	26.5	26.5
ESOP note receivable repayments	2.1					2.1
Income tax benefits credited to equity	17.9	17.9
Repurchases of common stock	(375.1)			(375.1)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.4	6.2		1.1		0.1
Balances at May. 27, 2012	1,842.0	2,518.8	3,172.8	(3,695.8)	(146.6)	(7.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	411.9		411.9
Other comprehensive income	13.8				13.8
Dividends declared	(259.2)	0.4	(259.6)
Stock option exercises	57.0	55.2		1.8
Stock-based compensation	24.3	24.3
ESOP note receivable repayments	1.1					1.1
Income tax benefits credited to equity	13.6	13.6
Repurchases of common stock	(52.4)		(0.1)	(52.3)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.4	6.7		0.7
Treasury shares retirement		(1,411.4)	(2,326.1)	3,737.5
Balances at May. 26, 2013	$ 2,059.5	$ 1,207.6	$ 998.9	$ (8.1)	$ (132.8)	$ (6.1)